DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 7,600,981	£ 7,111,850
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	326,386	426,740
Cash flow hedges | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 5,026	£ 9,675
Average fixed interest rate (in percent)	1.09%	1.05%
Cash flow hedges | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 11,614	£ 23,589
Average fixed interest rate (in percent)	1.05%	1.22%
Cash flow hedges | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 42,364	£ 58,447
Average fixed interest rate (in percent)	1.16%	1.29%
Cash flow hedges | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 169,499	£ 209,108
Average fixed interest rate (in percent)	1.55%	1.47%
Cash flow hedges | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 97,883	£ 125,921
Average fixed interest rate (in percent)	2.31%	2.39%
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 36	£ 34
Currency swaps | Fair value hedges | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 36	£ 34
Average fixed interest rate (in percent)	1.28%	1.28%
Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 5,829	£ 9,549
Currency swaps | Cash flow hedges | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	28	0
Currency swaps | Cash flow hedges | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	469	413
Currency swaps | Cash flow hedges | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	1,274	1,611
Currency swaps | Cash flow hedges | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	1,505	2,389
Currency swaps | Cash flow hedges | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	2,553	5,136
Interest rate swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	215,325	183,489
Interest rate swaps | Fair value hedges | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 6,032	£ 331
Average fixed interest rate (in percent)	2.01%	2.58%
Interest rate swaps | Fair value hedges | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 6,031	£ 9,305
Average fixed interest rate (in percent)	1.69%	1.74%
Interest rate swaps | Fair value hedges | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 39,811	£ 37,948
Average fixed interest rate (in percent)	1.42%	1.22%
Interest rate swaps | Fair value hedges | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 136,527	£ 106,339
Average fixed interest rate (in percent)	1.26%	1.71%
Interest rate swaps | Fair value hedges | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 26,924	£ 29,566
Average fixed interest rate (in percent)	2.36%	2.81%
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.38	1.38
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate		0
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate		0
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate		0
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate		1.05
Average EUR/GBP exchange rate | Currency swaps | Cash flow hedges | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate		1.05
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.30	0
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.33	1.29
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.30	1.30
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.32	1.31
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.32	0